UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniHoldings California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 06/30/2009

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                 Municipal Bonds                                                                              (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
California -     ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's
138.3%           Hospital Medical Center), 6%, 12/01/09 (a)(b)                                               $ 1,000  $   1,052,900
                 ------------------------------------------------------------------------------------------------------------------
                 Alameda County, California, Joint Powers Authority, Lease Revenue Refunding
                 Bonds, 5%, 12/01/34 (c)                                                                      10,000      9,143,200
                 ------------------------------------------------------------------------------------------------------------------
                 Banning, California, Unified School District, GO (Election of 2006),
                 Series A, 5%, 8/01/27 (d)                                                                     2,825      2,619,764
                 ------------------------------------------------------------------------------------------------------------------
                 Bonita, California, Unified School District, GO (Election of 2004),
                 Series B, 5%, 8/01/29 (d)                                                                     8,350      7,689,599
                 ------------------------------------------------------------------------------------------------------------------
                 Cajon Valley, California, Union School District, GO, Series B,
                 5.50%, 8/01/27 (e)                                                                            2,925      2,934,769
                 ------------------------------------------------------------------------------------------------------------------
                 California Community College Financing Authority, Lease Revenue Bonds
                 (Grossmont-Palomar-Shasta), Series A, 5.625%, 4/01/26 (e)                                     2,180      2,187,194
                 ------------------------------------------------------------------------------------------------------------------
                 California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series N,
                 4.40%, 8/01/21 (c)(f)(g)                                                                      1,800      1,800,000
                 ------------------------------------------------------------------------------------------------------------------
                 California HFA, S/F Mortgage Revenue Bonds, AMT, Series A-1, Class II,
                 6%, 8/01/20 (e)                                                                                 170        169,973
                 ------------------------------------------------------------------------------------------------------------------
                 California HFA, S/F Mortgage Revenue Bonds, AMT, Series C-2, Class II,
                 5.625%, 8/01/20 (e)(h)                                                                        1,160      1,128,668
                 ------------------------------------------------------------------------------------------------------------------
                 California Health Facilities Financing Authority Revenue Bonds (Kaiser
                 Permanente), Series A, 5.50%, 6/01/22 (c)(i)                                                  9,250      9,447,580
                 ------------------------------------------------------------------------------------------------------------------
                 California State, GO, 5.25%, 4/01/27                                                             15         14,551
                 ------------------------------------------------------------------------------------------------------------------
                 California State Public Works Board, Lease Revenue Bonds (University of
                 California-Institution Project), Series C, 5%, 4/01/30 (a)                                    5,000      4,693,000
                 ------------------------------------------------------------------------------------------------------------------
                 California State University, Systemwide Revenue Bonds, Series A,
                 5%, 11/01/39 (c)                                                                              8,320      7,616,794
                 ------------------------------------------------------------------------------------------------------------------
                 California State University, Systemwide Revenue Refunding Bonds,
                 Series A, 5%, 11/01/29 (c)                                                                    5,000      4,743,800
                 ------------------------------------------------------------------------------------------------------------------
                 California State University, Systemwide Revenue Refunding Bonds,
                 Series A, 5%, 11/01/30 (a)                                                                    6,000      5,539,500
                 ------------------------------------------------------------------------------------------------------------------
                 California State University, Systemwide Revenue Refunding Bonds,
                 Series C, 5%, 11/01/28 (e)                                                                   16,215     15,161,025
                 ------------------------------------------------------------------------------------------------------------------
                 California State Various Purpose, GO, 5.50%, 11/01/33                                         5,430      5,364,188
                 ------------------------------------------------------------------------------------------------------------------
                 California Statewide Communities Development Authority, Health Facility
                 Revenue Bonds (Memorial Health Services), Series A, 6%, 10/01/23                              4,915      4,949,602

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
S/F       Single-Family
VRDN      Variable Rate Demand Notes

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                 Municipal Bonds                                                                              (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                 California Statewide Communities Development Authority Revenue Bonds
                 (Adventist), Series B, 5%, 3/01/37 (j)                                                      $ 7,500  $   6,726,375
                 ------------------------------------------------------------------------------------------------------------------
                 California Statewide Communities Development Authority Revenue Bonds
                 (Los Angeles Orthopedic Hospital Foundation), 5.50%, 6/01/19 (a)                              1,090      1,091,253
                 ------------------------------------------------------------------------------------------------------------------
                 California Statewide Communities Development Authority Revenue Bonds
                 (Sutter Health), Series C, 5.05%, 8/15/38 (c)                                                10,000      9,111,600
                 ------------------------------------------------------------------------------------------------------------------
                 California Statewide Communities Development Authority, Revenue Refunding
                 Bonds (Kaiser Hospital Asset Management, Inc.), Series C, 5.25%, 8/01/31                      5,000      4,577,200
                 ------------------------------------------------------------------------------------------------------------------
                 California Statewide Communities Development Authority, Revenue Refunding
                 Bonds (Kaiser Permanente), Series A, 5%, 4/01/31                                                900        808,065
                 ------------------------------------------------------------------------------------------------------------------
                 Chino Basin, California, Regional Financing Authority, Revenue Refunding
                 Bonds (Inland Empire Utility Agency), Series A, 5%, 11/01/33 (a)                              3,675      3,324,625
                 ------------------------------------------------------------------------------------------------------------------
                 Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
                 Series D, 5%, 12/01/27 (a)                                                                    3,330      2,758,072
                 ------------------------------------------------------------------------------------------------------------------
                 Chula Vista, California, Public Financing Authority, Revenue Refunding
                 Bonds, Series A, 5%, 9/01/29 (e)                                                              2,750      2,488,337
                 ------------------------------------------------------------------------------------------------------------------
                 Coachella Valley, California, Unified School District, GO (Election of 2005),
                 Series A, 5%, 8/01/27 (d)(e)                                                                  2,400      2,209,920
                 ------------------------------------------------------------------------------------------------------------------
                 Colton, California, Joint Unified School District, GO, Series A,
                 5.375%, 8/01/26 (d)(e)                                                                        2,500      2,487,050
                 ------------------------------------------------------------------------------------------------------------------
                 Corona, California, Department of Water and Power, COP, 5%, 9/01/29 (e)                       5,910      5,360,961
                 ------------------------------------------------------------------------------------------------------------------
                 Corona-Norco, California, Unified School District, GO (Election of 2006),
                 Series A, 5%, 8/01/31 (c)                                                                     5,000      4,682,900
                 ------------------------------------------------------------------------------------------------------------------
                 Covina-Valley, California, Unified School District, GO, Refunding,
                 Series A, 5.50%, 8/01/26 (c)                                                                  2,395      2,402,856
                 ------------------------------------------------------------------------------------------------------------------
                 Culver City, California, Redevelopment Finance Authority, Tax Allocation
                 Revenue Refunding Bonds, Series A, 5.60%, 11/01/25 (c)                                        3,750      3,763,462
                 ------------------------------------------------------------------------------------------------------------------
                 Desert, California, Community College District, GO, FLOATS, VRDN,
                 Series 2764X, 6.54%, 8/01/37 (c)(f)(g)                                                        5,000       5,000,00
                 ------------------------------------------------------------------------------------------------------------------
                 East Bay, California, Municipal Utility District, Wastewater System Revenue
                 Refunding Bonds, Sub-Series A, 5%, 6/01/33 (a)                                                6,545      6,080,567
                 ------------------------------------------------------------------------------------------------------------------
                 East Bay, California, Municipal Utility District, Wastewater System Revenue
                 Refunding Bonds, Sub-Series A, 5%, 6/01/37 (a)                                                6,015      5,534,462
                 ------------------------------------------------------------------------------------------------------------------
                 East Side Union High School District, California, Santa Clara County, Capital
                 Appreciation, GO (Election of 2002), Series E, 5.125%, 8/01/28 (k)(l)                        11,000      3,116,630
                 ------------------------------------------------------------------------------------------------------------------
                 Escondido, California, COP, Refunding, Series A, 5.75%, 9/01/24 (d)                             465        468,943
                 ------------------------------------------------------------------------------------------------------------------
                 Foothill-De Anza, California, Community College District, GO, Refunding,
                 5%, 8/01/30 (d)(e)                                                                            5,000      4,763,450
                 ------------------------------------------------------------------------------------------------------------------
                 Fresno, California, Airport Revenue Bonds, AMT, Series B, 5.50%,
                 7/01/20 (c)                                                                                   4,455      4,209,396
                 ------------------------------------------------------------------------------------------------------------------
                 Fullerton, California, Joint Union High School District, GO (Election
                 of 2002), Series B, 5%, 8/01/29 (d)(e)                                                        5,200      4,916,496
                 ------------------------------------------------------------------------------------------------------------------
                 Garden Grove, California, COP (Financing Project), Series A,
                 5.50%, 3/01/26 (a)                                                                            4,040      4,030,829
                 ------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                 Municipal Bonds                                                                              (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Glendale, California, Unified School District, GO, Series B,
                 5.125%, 9/01/23 (c)                                                                         $ 5,200  $   5,143,684
                 ------------------------------------------------------------------------------------------------------------------
                 Hartnell, California, Community College District, GO (Election of 2002),
                 Series B, 5%, 6/01/31 (c)                                                                     2,155      2,018,847
                 ------------------------------------------------------------------------------------------------------------------
                 Hemet, California, Unified School District, GO, Series A, 5.375%, 8/01/26 (e)                 4,565      4,541,353
                 ------------------------------------------------------------------------------------------------------------------
                 Hemet, California, Unified School District, GO, Series B, 5.125%, 8/01/37 (j)                 4,500      4,232,295
                 ------------------------------------------------------------------------------------------------------------------
                 Hollister, California, Joint Powers Finance Authority, Wastewater Revenue
                 Refunding Bonds (Refining and Improvement Project), Series 1, 5%, 6/01/37 (c)                 6,365      5,780,502
                 ------------------------------------------------------------------------------------------------------------------
                 Imperial Irrigation District, California, Electric Revenue Refunding Bonds,
                 5%, 11/01/33                                                                                  5,000      4,541,850
                 ------------------------------------------------------------------------------------------------------------------
                 La Quinta, California, Financing Authority, Local Agency Revenue Bonds,
                 Series A, 5.25%, 9/01/24 (a)                                                                  2,500      2,452,325
                 ------------------------------------------------------------------------------------------------------------------
                 La Quinta, California, Financing Authority, Local Agency Revenue Bonds,
                 Series A, 5.125%, 9/01/34 (a)                                                                 7,165      6,565,003
                 ------------------------------------------------------------------------------------------------------------------
                 Little Lake, California, City School District, GO, Series B, 5.25%, 7/01/22 (c)               1,210      1,213,424
                 ------------------------------------------------------------------------------------------------------------------
                 Lodi, California, Wastewater System Revenue Bonds, COP, Refunding,
                 Series A, 5%, 10/01/32 (c)                                                                    2,000      1,840,160
                 ------------------------------------------------------------------------------------------------------------------
                 Lompoc, California, Unified School District, GO (Election of 2002),
                 Series C, 5%, 6/01/32 (c)                                                                     1,485      1,387,257
                 ------------------------------------------------------------------------------------------------------------------
                 Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B,
                 5.20%, 5/15/27 (e)                                                                           20,000     17,606,400
                 ------------------------------------------------------------------------------------------------------------------
                 Los Angeles, California, Department of Water and Power, Waterworks Revenue
                 Bonds, Sub-Series A-2, 5%, 7/01/35 (a)                                                        2,000      1,842,240
                 ------------------------------------------------------------------------------------------------------------------
                 Los Angeles, California, M/F Housing Revenue Refunding Bonds, Senior
                 Series G, 5.65%, 1/01/14 (c)                                                                    150        150,532
                 ------------------------------------------------------------------------------------------------------------------
                 Los Angeles, California, Unified School District, GO (Election of 2004),
                 Series H, 5%, 7/01/32 (c)                                                                     5,000      4,651,550
                 ------------------------------------------------------------------------------------------------------------------
                 Los Angeles, California, Unified School District, GO, Refunding,
                 Series A-1, 5%, 7/01/21 (d)                                                                   9,550      9,565,566
                 ------------------------------------------------------------------------------------------------------------------
                 Los Angeles, California, Unified School District, GO, Series E, 5%,
                 7/01/30 (a)                                                                                  10,000      9,214,600
                 ------------------------------------------------------------------------------------------------------------------
                 Los Angeles County, California, Metropolitan Transportation Authority, Sales
                 Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A,
                 5%, 7/01/35 (a)                                                                               9,000      8,290,080
                 ------------------------------------------------------------------------------------------------------------------
                 Los Angeles County, California, Metropolitan Transportation Authority, Sales
                 Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A,
                 8.50%, 7/01/20 (e)(f)(g)                                                                     30,000     30,000,000
                 ------------------------------------------------------------------------------------------------------------------
                 Los Gatos, California, Unified School District, GO (Election 2001),
                 Series B, 5%, 8/01/30 (c)                                                                     2,735      2,592,151
                 ------------------------------------------------------------------------------------------------------------------
                 Los Rios, California, Community College District, GO (Election of 2002),
                 Series B, 5%, 8/01/27 (e)                                                                     1,890      1,779,870
                 ------------------------------------------------------------------------------------------------------------------
                 Madera, California, Public Financing Authority, Water and Wastewater Revenue
                 Refunding Bonds, 5%, 3/01/36 (e)                                                              2,000      1,817,180
                 ------------------------------------------------------------------------------------------------------------------
                 Merced, California, Community College District, GO (School Facilities District
                 Number 1), 5%, 8/01/31 (e)                                                                    6,365      5,868,084
                 ------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                 Municipal Bonds                                                                              (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Merced, California, Irrigation District, Electrical System Revenue Refunding
                 Bonds, 5.25%, 9/01/36 (k)                                                                   $ 5,000  $   4,188,200
                 ------------------------------------------------------------------------------------------------------------------
                 Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                 Series A, 5%, 7/01/35 (c)                                                                     3,550      3,335,616
                 ------------------------------------------------------------------------------------------------------------------
                 Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                 Series B-1, 5%, 10/01/33 (d)(e)                                                               9,000      8,415,720
                 ------------------------------------------------------------------------------------------------------------------
                 Moorpark, California, Redevelopment Agency, Tax Allocation Bonds (Moorpark
                 Redevelopment Project), 5.125%, 10/01/31 (a)                                                  4,150      3,786,834
                 ------------------------------------------------------------------------------------------------------------------
                 Morongo, California, Unified School District, GO (Election of 2005),
                 Series A, 5.25%, 8/01/38 (j)                                                                  7,000      6,694,940
                 ------------------------------------------------------------------------------------------------------------------
                 Napa, California, Water Revenue Bonds, 5%, 5/01/35 (a)                                        9,100      8,267,441
                 ------------------------------------------------------------------------------------------------------------------
                 Northern California Power Agency, Public Power Revenue Refunding Bonds
                 (Hydroelectric Project 1), Series A, 5.125%, 7/01/23 (e)                                      2,630      2,572,561
                 ------------------------------------------------------------------------------------------------------------------
                 Oakland, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                 (Coliseum Area Redevelopment Project), Series B, 5%, 9/01/36 (a)                              6,855      6,144,205
                 ------------------------------------------------------------------------------------------------------------------
                 Ohlone, California, Community College District, GO, Series B, 5%,
                 8/01/30 (c)                                                                                   5,000      4,708,300
                 ------------------------------------------------------------------------------------------------------------------
                 Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood
                 Trunk Sewer and Headworks Projects), Series A, 5.25%, 6/01/34 (d)(e)                         10,000      9,409,100
                 ------------------------------------------------------------------------------------------------------------------
                 Oxnard, California, Financing Authority, Water Revenue Bonds, 5%,
                 6/01/31 (e)                                                                                  10,000      9,162,200
                 ------------------------------------------------------------------------------------------------------------------
                 Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                 (Convention Center Project), Series A, 5.50%, 11/01/35 (e)                                    1,600      1,558,176
                 ------------------------------------------------------------------------------------------------------------------
                 Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%,
                 11/01/14 (d)(e)                                                                               3,500      3,505,705
                 ------------------------------------------------------------------------------------------------------------------
                 Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%,
                 11/01/29 (d)(e)                                                                              19,815     17,973,394
                 ------------------------------------------------------------------------------------------------------------------
                 Port of Oakland, California, Revenue Refunding Bonds, AMT,
                 Series L, 5.375%, 11/01/27 (d)(e)                                                            25,350     22,042,839
                 ------------------------------------------------------------------------------------------------------------------
                 Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds,
                 5%, 6/15/33 (e)                                                                               3,000      2,734,290
                 ------------------------------------------------------------------------------------------------------------------
                 Poway, California, Unified School District, GO, FLOATS, VRDN, Series 2732,
                 6.80%, 8/01/30 (c)(f)(g)                                                                      6,665      6,665,000
                 ------------------------------------------------------------------------------------------------------------------
                 Poway, California, Unified School District, Public Financing Authority,
                 Special Tax Revenue Bonds, 5%, 9/15/31 (a)                                                    9,070      8,262,407
                 ------------------------------------------------------------------------------------------------------------------
                 Redlands, California, Unified School District, GO (Election of 2008),
                 5.25%, 7/01/33 (c)                                                                            5,000      4,766,700
                 ------------------------------------------------------------------------------------------------------------------
                 Redwoods, California, Community College District, GO (Election of 2004),
                 5%, 8/01/31 (e)                                                                               4,630      4,268,536
                 ------------------------------------------------------------------------------------------------------------------
                 Riverside, California, Unified School District, GO (Election of 2001),
                 Series B, 5%, 8/01/30 (e)                                                                    10,735      9,915,597
                 ------------------------------------------------------------------------------------------------------------------
                 Sacramento, California, Area Flood Control Agency, Special Assessment
                 Refunding Bonds (Consolidated Capital Assessment District),
                 Series A, 5%, 10/01/32 (d)(e)                                                                 2,125      1,949,921
                 ------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                 Municipal Bonds                                                                              (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Sacramento, California, City Financing Authority, Revenue Refunding Bonds,
                 5%, 12/01/29 (d)(e)                                                                         $ 8,775  $   8,014,559
                 ------------------------------------------------------------------------------------------------------------------
                 Sacramento, California, Municipal Utility District Financing Authority Revenue
                 Bonds (Consumers Project), 5.125%, 7/01/29 (e)                                               36,760     32,392,178
                 ------------------------------------------------------------------------------------------------------------------
                 Saddleback Valley, California, Unified School District, GO, 5%, 8/01/29 (c)                   4,115      3,905,382
                 ------------------------------------------------------------------------------------------------------------------
                 Salinas, California, Union High School District, GO (Election of 2002),
                 Series B, 5%, 6/01/26 (e)                                                                     3,490      3,305,414
                 ------------------------------------------------------------------------------------------------------------------
                 San Bernardino, California, Joint Powers Financing Authority, Lease Revenue
                 Bonds (Department of Transportation Lease), Series A, 5.50%, 12/01/20 (e)                     5,440      5,379,725
                 ------------------------------------------------------------------------------------------------------------------
                 San Bernardino County, California, COP, Refunding (Medical Center Financing
                 Project), 5.50%, 8/01/19 (e)                                                                  1,480      1,482,102
                 ------------------------------------------------------------------------------------------------------------------
                 San Diego, California, Community College District, GO (Election of 2002),
                 5%, 5/01/30 (c)                                                                              12,550     11,898,781
                 ------------------------------------------------------------------------------------------------------------------
                 San Diego County, California, COP (Edgemoor Project and Regional System),
                 Refunding, 5%, 2/01/29 (a)                                                                    1,500      1,364,340
                 ------------------------------------------------------------------------------------------------------------------
                 San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                 Bonds, 5.50%, 7/01/09 (b)(d)                                                                  6,795      7,031,738
                 ------------------------------------------------------------------------------------------------------------------
                 San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                 Refunding Bonds, Series A, 5%, 7/01/34 (e)                                                    2,500      2,306,100
                 ------------------------------------------------------------------------------------------------------------------
                 San Francisco, California, City and County Airport Commission, International
                 Airport Revenue Bonds, AMT, Second Series, Issue 24A, 5.50%, 5/01/24 (c)                      6,430      6,008,321
                 ------------------------------------------------------------------------------------------------------------------
                 San Francisco, California, City and County Public Utilities Commission, Water
                 Revenue Refunding Bonds, FLOATS, VRDN, Series 1259-X, 8.07%, 11/01/32 (e)(f)(g)               6,750      6,750,000
                 ------------------------------------------------------------------------------------------------------------------
                 San Francisco, California, Community College District, GO (Election of 2001),
                 Series C, 5%, 6/15/31 (c)                                                                     4,195      3,955,633
                 ------------------------------------------------------------------------------------------------------------------
                 San Joaquin County, California, COP, Refunding (County Administration
                 Building), 5%, 11/15/30 (e)                                                                   5,530      5,065,867
                 ------------------------------------------------------------------------------------------------------------------
                 San Jose, California, Financing Authority, Lease Revenue Refunding Bonds
                 (Civic Center Project), Series B, 5%, 6/01/32 (a)                                            14,800     13,605,788
                 ------------------------------------------------------------------------------------------------------------------
                 San Jose-Evergreen, California, Community College District, Capital
                 Appreciation, GO (Election of 2004), Refunding, Series A, 5.17%,
                 9/01/24 (e)(l)                                                                               10,410      4,061,878
                 ------------------------------------------------------------------------------------------------------------------
                 San Jose-Evergreen, California, Community College District, Capital
                 Appreciation, GO (Election of 2004), Refunding, Series A, 5.34%,
                 9/01/29 (e)(l)                                                                                7,250      2,045,950
                 ------------------------------------------------------------------------------------------------------------------
                 San Juan, California, Unified School District, GO (Election of 2002),
                 5%, 8/01/28 (e)                                                                               4,250      3,975,535
                 ------------------------------------------------------------------------------------------------------------------
                 San Mateo County, California, Transit District, Sales Tax Revenue Refunding
                 Bonds, Series A, 5%, 6/01/29 (e)                                                              5,650      5,230,996
                 ------------------------------------------------------------------------------------------------------------------
                 Sanger, California, Unified School District, GO (Election of 2006),
                 5%, 8/01/27 (c)                                                                               7,345      7,033,278
                 ------------------------------------------------------------------------------------------------------------------
                 Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore
                 North Project), Series A, 5.50%, 6/01/23 (a)                                                 14,000     14,040,180
                 ------------------------------------------------------------------------------------------------------------------
                 Santa Clara, California, Subordinated Electric Revenue Bonds,
                 Series A, 5%, 7/01/28 (e)                                                                     6,050      5,612,162
                 ------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                 Municipal Bonds                                                                              (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds
                 (Earthquake Recovery Redevelopment Project), 6%, 7/01/09 (a)(b)                             $ 5,110  $   5,306,991
                 ------------------------------------------------------------------------------------------------------------------
                 Santa Monica-Malibu Unified School District, California, GO (Election of
                 2006), Series A, 5%, 8/01/32 (d)(e)                                                           5,000      4,651,000
                 ------------------------------------------------------------------------------------------------------------------
                 Santa Rosa, California, High School District, GO (Election of 2002),
                 5%, 8/01/28 (e)                                                                               2,855      2,664,115
                 ------------------------------------------------------------------------------------------------------------------
                 Sierra, California, Joint Community College District, GO (School Facility
                 Improvement District Number 2 - Western Nevada), Series A, 5%, 8/01/28 (d)(e)                 1,550      1,430,619
                 ------------------------------------------------------------------------------------------------------------------
                 Stockton, California, Public Financing Authority, Water Revenue Bonds (Water
                 System Capital Improvement Projects), Series A, 5%, 10/01/31 (e)                              3,200      2,930,208
                 ------------------------------------------------------------------------------------------------------------------
                 Tamalpais, California, Union High School District, GO (Election of 2006),
                 5%, 8/01/28 (e)                                                                               4,400      4,207,632
                 ------------------------------------------------------------------------------------------------------------------
                 Tracy, California, Area Public Facilities Financing Agency, Special Tax
                 Refunding Bonds (Community Facilities District Number 87-1), Series H,
                 5.875%, 10/01/19 (e)                                                                         13,025     13,908,616
                 ------------------------------------------------------------------------------------------------------------------
                 Turlock, California, Public Finance Authority, Sewer Revenue Bonds,
                 Series A, 5%, 9/15/33 (d)(e)                                                                  6,655      6,030,295
                 ------------------------------------------------------------------------------------------------------------------
                 University of California, General Revenue Refunding Bonds,
                 Series A, 5%, 5/15/27 (a)                                                                    10,500     10,021,725
                 ------------------------------------------------------------------------------------------------------------------
                 Vista, California, COP (Community Projects), 5%, 5/01/37 (e)                                  6,750      6,078,240
                 ------------------------------------------------------------------------------------------------------------------
                 Vista, California, Unified School District, GO, Series B, 5%, 8/01/28 (d)(e)                  2,550      2,347,887
                 ------------------------------------------------------------------------------------------------------------------
                 Walnut Valley, California, Unified School District, GO (Election of 2007 -
                 Measure S), Series A, 5%, 2/01/33 (c)                                                         2,000      1,864,040
                 ------------------------------------------------------------------------------------------------------------------
                 Washington, California, Unified School District (Yolo County), Capital
                 Appreciation, GO (Election of 2004), Series A, 4.98%, 8/01/29 (d)(e)(l)                       6,075      1,674,999
                 ------------------------------------------------------------------------------------------------------------------
                 West Contra Costa, California, Unified School District, Capital Appreciation,
                 GO (Election of 2002), Series C, 5.78%, 8/01/29 (d)(e)(l)                                     5,825      1,551,838
                 ------------------------------------------------------------------------------------------------------------------
                 West Contra Costa, California, Unified School District, GO (Election of 2005),
                 Series A, 5%, 8/01/26 (c)                                                                     2,595      2,514,425
                 ------------------------------------------------------------------------------------------------------------------
                 West Contra Costa, California, Unified School District, GO (Election of 2005),
                 Series B, 5.625%, 8/01/35 (m)                                                                 9,500      9,538,380
                 ------------------------------------------------------------------------------------------------------------------
                 Yorba Linda, California, Redevelopment Agency, Redevelopment Project Tax
                 Allocation Revenue Bonds (Subordinate Lien), Series B, 5%, 9/01/32 (a)                        3,145      2,840,344
                 ------------------------------------------------------------------------------------------------------------------
                                                                                                                        693,619,452
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico -    Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
1.5%             Series UU, 5%, 7/01/24 (c)                                                                    8,120      7,565,485
                 ------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,565,485
-----------------------------------------------------------------------------------------------------------------------------------
                 Total Municipal Bonds - 139.8%                                                                         701,184,937
-----------------------------------------------------------------------------------------------------------------------------------

                 Municipal Bonds Transferred to Tender Option Bond Trusts (n)
-----------------------------------------------------------------------------------------------------------------------------------
California -     Alameda County, California, Joint Powers Authority, Lease Revenue Refunding
40.6%            Bonds, 5%, 12/01/34 (c)                                                                       4,150      3,798,999
                 ------------------------------------------------------------------------------------------------------------------
                 Chaffey Community College District, California, GO (Election of 2002),
                 Series B, 5%, 6/01/30 (e)                                                                     9,905      9,267,253
                 ------------------------------------------------------------------------------------------------------------------
                 Contra Costa, California, Community College District, GO (Election of 2002),
                 5%, 8/01/28 (e)                                                                               7,800      7,440,732
                 ------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                 Municipal Bonds Transferred to Tender Option Bond Trusts (o)                                 (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Desert, California, Community College District, GO, Series C, 5%,
                 8/01/37 (c)                                                                                 $ 7,498  $   6,919,575
                 ------------------------------------------------------------------------------------------------------------------
                 Los Angeles, California, Community College District, GO (Election of 2003),
                 Series E, 5%, 8/01/31 (c)                                                                    11,215     10,578,104
                 ------------------------------------------------------------------------------------------------------------------
                 Los Angeles, California, Community Redevelopment Agency, Community
                 Redevelopment Financing Authority Revenue Bonds (Bunker Hill Project),
                 Series A, 5%, 12/01/27 (c)                                                                   10,000      9,237,717
                 ------------------------------------------------------------------------------------------------------------------
                 Los Angeles, California, Water and Power Revenue Bonds (Power System),
                 Sub-Series A-1, 5.125%, 7/01/31 (c)                                                           4,993      4,660,335
                 ------------------------------------------------------------------------------------------------------------------
                 Palomar Pomerado Health Care District, California, GO (Election of 2004),
                 Series A, 5.125%, 8/01/37 (e)                                                                 9,299      8,785,059
                 ------------------------------------------------------------------------------------------------------------------
                 Peralta, California, Community College District, GO (Election of 2000),
                 Series D, 5%, 8/01/35 (c)                                                                    15,490     14,368,059
                 ------------------------------------------------------------------------------------------------------------------
                 Peralta, California, Community College District, GO (Election of 2007),
                 Series B, 5%, 8/01/32 (c)                                                                     6,980      6,519,041
                 ------------------------------------------------------------------------------------------------------------------
                 Poway, California, Unified School District, School Facilities Improvement,
                 GO (Election of 2002), Series 1-B, 5%, 8/01/30 (c)                                           10,000      9,421,308
                 ------------------------------------------------------------------------------------------------------------------
                 Rancho, California, Water District Financing Authority, Revenue Refunding
                 Bonds, Series A, 5%, 8/01/34 (c)                                                              5,000      4,668,919
                 ------------------------------------------------------------------------------------------------------------------
                 Riverside, California, Community College District, GO (Election of 2004),
                 Series C, 5%, 8/01/32 (e)                                                                     8,910      8,090,904
                 ------------------------------------------------------------------------------------------------------------------
                 San Diego County, California, Water Authority, Water Revenue Bonds, COP,
                 Series A, 5%, 5/01/31 (c)                                                                     4,000      3,698,938
                 ------------------------------------------------------------------------------------------------------------------
                 San Diego County, California, Water Authority, Water Revenue Refunding Bonds,
                 COP, Series A, 5%, 5/01/32 (e)                                                               10,000      9,469,600
                 ------------------------------------------------------------------------------------------------------------------
                 San Diego County, California, Water Authority, Water Revenue Refunding Bonds,
                 COP, Series A, 5%, 5/01/33 (c)                                                               16,740     15,639,680
                 ------------------------------------------------------------------------------------------------------------------
                 San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                 Refunding Bonds, Series A, 5%, 7/01/30 (e)                                                   23,100     21,587,643
                 ------------------------------------------------------------------------------------------------------------------
                 San Francisco, California, City and County Airport Commission, International
                 Airport Revenue Refunding Bonds, AMT, Second Series, Issue 34E, 5.75%, 5/01/24 (c)            4,993      4,791,354
                 ------------------------------------------------------------------------------------------------------------------
                 San Francisco, California, City and County Public Utilities Commission, Water
                 Revenue Refunding Bonds, Series A, 5%, 11/01/32 (e)                                          13,500     12,335,490
                 ------------------------------------------------------------------------------------------------------------------
                 University of California, Limited Project Revenue Bonds, Series B,
                 5%, 5/15/33 (c)                                                                              17,400     16,210,710
                 ------------------------------------------------------------------------------------------------------------------
                 Vista, California, Unified School District, GO, Series A, 5%, 8/01/25 (c)                    10,000      9,887,034
                 ------------------------------------------------------------------------------------------------------------------
                 West Contra Costa, California, Unified School District, GO (Election of 2002),
                 Series B, 5%, 5/01/32 (c)                                                                     6,680      6,213,736
-----------------------------------------------------------------------------------------------------------------------------------
                 Total Municipal Bonds Transferred to Tender Option Bond Trusts - 40.6%                                 203,590,190
-----------------------------------------------------------------------------------------------------------------------------------
                 Total Long-Term Investments (Cost - $983,392,874) - 180.4%                                             904,775,127
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                 Short-Term Securities                                                                      Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                 CMA California Municipal Money Fund, 4.67% (o)(p)                                        33,790,009  $  33,790,009
                 ------------------------------------------------------------------------------------------------------------------
                 Total Short-Term Securities  (Cost - $33,790,009) - 6.7%                                                33,790,009
-----------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (Cost - $1,017,182,883*) - 187.1%                                                    938,565,136

                 Liabilities in Excess of Other Assets - (2.8)%                                                         (14,258,684)

                 Liabilities for Trust Certificates, Including Interest Expense
                 and Fees Payable - (26.9)%                                                                            (134,873,206)

                 Preferred Shares, at Redemption Value - (57.4)%                                                       (287,850,354)
                                                                                                                      -------------
                 Net Assets Applicable to Common Shares - 100.0%                                                      $ 501,582,892
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 885,426,616
                                                                  =============
      Gross unrealized appreciation                               $   2,801,715
      Gross unrealized depreciation                                 (83,638,195)
                                                                  -------------
      Net unrealized depreciation                                 $ (80,836,480)
                                                                  =============

(a)   AMBAC Insured.
(b) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)   FSA Insured.
(d)   FGIC Insured.
(e)   MBIA Insured.
(f) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(h)   FHA Insured.
(i)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(j)   Assured Guaranty Insured.
(k)   XL Capital Insured.
(l) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(m)   BHAC Insured.
(n) Securities represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                            Net
                                                         Activity        Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund               12,257,633       $92,513
      --------------------------------------------------------------------------

(p)   Represents the current yield as of report date.

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

o Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
         Valuation                                                Investments in
          Inputs                                                    Securities
      --------------------------------------------------------------------------
      Level 1                                                      $  33,790,009
      Level 2                                                        904,775,127
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                        $ 938,565,136
                                                                   =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Insured Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: November 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: November 24, 2008